Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Analysis of Group's Revenue Streams
The following tables analyse the Group’s revenue streams. Courseware includes curriculum materials provided in book form and/or via access to digital content. Assessments includes integrated test development, processing and scoring services provided to governments, educational institutions, corporations and professional bodies. Services includes the operation of schools, colleges and universities, including sistemas in Brazil, as well as the provision of online learning services in partnership with universities and other academic institutions. Comparative figures for 2019 and 2018 have been restated to reflect the new segments.

	2020
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Sales:
Courseware
School Courseware	—	—	29	247	276
Higher Education Courseware	—	—	853	105	958
English Courseware 1	—	—	—	132	132

	—	—	882	484	1,366

Assessments
School and Higher Education Assessments	—	255	—	218	473
Clinical Assessments	—	146	—	48	194
Professional and English Certification	—	491	—	61	552

	—	892	—	327	1,219

Services
School Services	413	—	—	29	442
Higher Education Services	284	—	12	50	346
English Services	—	—	—	24	24

	697	—	12	103	812

Total	697	892	894	914	3,397

1	English Courseware within North American Courseware was transferred to the International segment in 2020.

	2019
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Sales:
Courseware
School Courseware	—	—	86	287	373
Higher Education Courseware	—	—	975	125	1,100
English Courseware	—	—	14	163	177

	—	—	1,075	575	1,650

Assessments
School and Higher Education Assessments	—	309	—	290	599
Clinical Assessments	—	175	—	52	227
Professional and English Certification	—	547	—	91	638

		1,031	—	433	1,464

Services
School Services	319	—	—	48	367
Higher Education Services	267	—	16	54	337
English Services	—	—	—	51	51

	586	—	16	153	755

Total	586	1,031	1,091	1,161	3,869

	2018
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Group
Courseware
School Courseware			378	299	677
Higher Education Courseware			1,042	144	1,186
English Courseware			16	160	176

	—	—	1,436	603	2,039

Assessments
School & Higher Education Assessments		298		260	558
Clinical Assessments		174		55	229
Professional Certification		483		75	558

	—	955	—	390	1,345

Services
School Services	288			49	337
Higher Education Services	233		25	55	313
English Services				95	95

	521	—	25	199	745

Total	521	955	1,461	1,192	4,129

Summary of transfer of goods and services over time and at a point in time
The Group derived revenue from the transfer of goods and services over time and at a point in time in the following major product lines:

	2020
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware 1
Products transferred at a point in time	—	—	261	409	670
Products and services transferred over time	—	—	621	75	696

	—	—	882	484	1,366
Assessments
Products transferred at a point in time	—	96	—	52	148
Products and services transferred over time	—	796	—	275	1,071

	—	892	—	327	1,219
Services
Products transferred at a point in time	—	—	—	44	44
Products and services transferred over time	697	—	12	59	768

	697	—	12	103	812

Total	697	892	894	914	3,397

	2019
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware 1
Products transferred at a point in time	—	—	448	506	954
Products and services transferred over time	—	—	627	69	696

	—	—	1,075	575	1,650
Assessments
Products transferred at a point in time	—	113	—	61	174
Products and services transferred over time	—	918	—	372	1,290

	—	1,031	—	433	1,464
Services 2
Products transferred at a point in time	—	—	—	86	86
Products and services transferred over time	586	—	16	67	669

	586	—	16	153	755

Total	586	1,031	1,091	1,161	3,869

	2018
All figures in £ millions	Global Online Learning	Global Assessment	North American Courseware	International	Total
Courseware
Products transferred at a point in time	—	—	718	545	1,263
Products and services transferred over time	—	—	718	58	776

	—	—	1,436	603	2,039
Assessments
Products transferred at a point in time	—	106	—	52	158
Products and services transferred over time	—	849	—	338	1,187

	—	955	—	390	1,345
Services
Products transferred at a point in time	—	—	—	123	123
Products and services transferred over time	521	—	25	76	622
	521	—	25	199	745

	521	955	1,461	1,192	4,129

1.
Previous classifications within Courseware of ‘Point in Time (Sale or Return)’ and ‘Point in time (other)’ have been combined in 2020, 2019 and 2018 as these two categories contained similar types of customers, risks and obligations.

2.
2019 and 2018 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £60m and £59m respectively, primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.

Summary of remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers
The below table depicts the remaining transaction price on unsatisfied or partially unsatisfied performance obligations from contracts with customers.

	2020
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2021	2022	2023 and later
Courseware
Products transferred at a point in time	670	—	—	—	—	—	—
Products and services transferred over time	696	105	14	119	84	14	21

Assessments
Products transferred at a point in time	148	1	—	1	1	—	—
Products and services transferred over time	1,071	217	413	630	426	203	1

Services
Products transferred at a point in time	44	—	—	—	—	—	—
Products and services transferred over time – subscriptions	323	18	10	28	27	1	—
Products and services transferred over time – other ongoing performance obligations	445	18	195	213	213	—	—

Total	3,397	359	632	991	751	218	22

	2019
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2020	2021	2022 and later
Courseware
Products transferred at a point in time	954	2	—	2	2	—	—
Products and services transferred over time	696	118	—	118	82	13	23

Assessments
Products transferred at a point in time	174	—	—	—	—	—	—
Products and services transferred over time	1,290	206	375	581	433	146	2

Services 1
Products transferred at a point in time	86	2	—	2	2	—	—
Products and services transferred over time – subscriptions	310	11	—	11	11	—	—
Products and services transferred over time – other ongoing performance obligations	359	21	106	127	126	1	—

Total	3,869	360	481	841	656	160	25

1
2019 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £60m primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.

	2018
All figures in £ millions	Sales	Deferred income	Committed sales	Total remaining transaction price	2019	2020	2021 and later
Courseware
Products transferred at a point in time	1,263	1	—	1	1	—	—
Products and services transferred over time	776	679	8	687	272	131	284

Assessments 1
Products transferred at a point in time	158	—	—	—	—	—	—
Products and services transferred over time	1,187	196	402	598	420	173	5

Services 2
Products transferred at a point in time	123	—	—	—	—	—	—
Products and services transferred over time – subscriptions	310	17	—	17	13	3	1
Products and services transferred over time – other ongoing performance obligations	312	19	145	164	162	1	1

Total	4,129	912	555	1,467	868	308	291

1	The analysis of Assessments revenues in 2018 has been re-presented to better reflect the nature of sales.
2
2018 International revenue split between ‘Services Over Time’ to ‘Services Point in Time’ restated by £59m primarily due to a change in classification of certain revenues within the Brazilian Sistemas Franchise business.